SCHEDULE OF PREPAYMENTS AND OTHER CURRENT ASSETS (Details) - Seamless Group Inc [Member] - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Contract asset		$ 4,181,989
Other receivables		38,383	89,314
Prefunding to remittances partner		12,363,982	12,896,134
Deposits		3,086,382	3,096,823
Goods and services tax/ Value-added tax recoverable		18,049	30,330
Prepayments		332,866	251,190
Airtime stock		1,252,740	1,613,552
Inventories			58,386
Current tax recoverable		596,059	572
Others		902,829	994,559
Total	$ 21,150,999	$ 22,773,279	$ 19,030,860